CONVERTIBLE NOTES (Tables)	3 Months Ended
Mar. 31, 2023
Convertible Notes
Schedule of convertible notes
Schedule of convertible notes
Note Holder	Date	Maturity Date	Interest	Balance June 30, 2022	Additions	Payments / Conversions	Balance March 31, 2023
Private investor	3/28/2022	7/31/2022	14%	$400,000	$–	$(15,000)	$385,000
Fast Capital LLC	6/8/2022	6/8/2023	10%	115,000	–	(115,000)	–
Quick Capital LLC	2/7/2023	11/8/2023	12%	–	60,556	–	60,556
AES Capital Management, LLC	2/8/2023	2/7/2024	10%	–	38,000	–	38,000
Total				$515,000	$98,556	$(130,000)	$483,556
Less debt discount				$(191,248)			$(81,753)
Convertible notes payable, net				$323,752			$401,803

Schedule of derivative liabilities
Schedule of derivative liabilities
Balance at June 30, 2021	$–
Increase to derivative due to new issuances	552,517
Derivative loss due to mark to market adjustment	136,714
Balance at June 30, 2022	689,231
Increase to derivative due to new issuances	150,512
Decrease to derivative due to conversion	(210,042)
Derivative loss due to mark to market adjustment	314,120
Balance at March 31, 2023	$943,821

Schedule of fair value assumptions
Schedule of fair value assumptions
Inputs	March 31, 2023	Initial Valuation
Stock price	$0.0175	$0.032 - 0.42
Conversion price	$0.0066 - 0.0086	$0.015 - 0.2995
Volatility (annual)	184.54% - 299.51%	299.13% - 381.28%
Risk-free rate	4.74% – 4.93%	0.59% - 4.93%
Dividend rate	–	–
Years to maturity	0 - .86	.34 - 1